Short-term and long-term loans (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Total short-term bank loans	$ 4,646,382	$ 3,711,253
Long-term bank loans, current portion	548,245	20,009
Long-term bank loans, non-current portion	34,266	421,733
Total long-term bank loans	582,511	441,742
Total short-term and long-term bank loans	5,228,893	4,152,995
Property, plant and equipment, net	$ 13,834,393	14,538,686
Mr. Wenhua Liu [Member]
Descriptin of loan	Approximately $0.4 million of this loan was overdue on December 5, 2023
Outstanding principal and normal interest balance	$ 900,000
Mr. Wenhua Liu One [Member]
Outstanding principal and normal interest balance	900,000
Represents information pertaining to Secured short-term bank loans with Pingan Bank Co., Ltd, Due December 05, 2023. [Member]
Total short-term bank loans	$ 411,185
Effective interest rate	6.00%
Represents information pertaining to China Resources Shenzhen Guotou Trust Co., Ltd Due on June 13, 2023 [Member]
Total short-term bank loans	$ 685,307
Effective interest rate	3.40%
Represents information pertaining to Kincheng Bank Co., Ltd. Due on December 1, 2024 [Member]
Long-term bank loans, current portion	$ 171,327
Effective interest rate	18.00%
Represents information pertaining to Secured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due May 25, 2023. [Member]
Total short-term bank loans	$ 616,776	$ 632,600
Effective interest rate	3.75%	3.80%
Maximum percentage of outstanding principal and normal interest balance guaranteed	80.00%
Represents information pertaining to Secured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due June 24, 2023. [Member]
Total short-term bank loans	$ 685,307	$ 702,889
Effective interest rate	4.35%	4.35%
Maximum percentage of outstanding principal and normal interest balance guaranteed	80.00%
Represents information pertaining to Secured short-term bank loans with China Zheshang Bank Co., Ltd., Due May 25, 2023. [Member]
Total short-term bank loans	$ 671,601	$ 562,311
Effective interest rate	5.50%	5.50%
Represents information pertaining to Secured short-term bank loans with China Zheshang Bank Co., Ltd., Due May 25, 2023. [Member] | Asset Pledged as Collateral [Member]
Property, plant and equipment, net	$ 100,000
Represents information pertaining to Secured short-term bank loans with China Zheshang Bank Co., Ltd., Due May 31, 2023. [Member]
Total short-term bank loans	0	$ 688,831
Effective interest rate		5.50%
Represents information pertaining to Secured short-term bank loans with Bank of Beijing (Yangzhou Branch), Due December 20, 2022. [Member]
Total short-term bank loans	$ 685,307	$ 702,888
Effective interest rate	4.50%	4.75%
Maximum percentage of outstanding principal and normal interest balance guaranteed	100.00%
Descriptin of loan	Approximately $0.5 million of this loan was overdue on December 8, 2023
Represents information pertaining to Secured short-term bank loans. [Member]
Total short-term bank loans	$ 3,549,891	$ 3,289,519
Represents information pertaining to Unsecured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due December 9, 2022. [Member]
Total short-term bank loans	$ 205,592	$ 210,867
Effective interest rate	4.45%	3.85%
Represents information pertaining to Unsecured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due December 10, 2022. [Member]
Total short-term bank loans	$ 205,592	$ 210,867
Effective interest rate	4.45%	3.85%
Represents information pertaining to Unsecured short-term bank loans. [Member]
Total short-term bank loans	$ 1,096,491	$ 421,734
Represents information pertaining to Secured long-term bank loans with WeBank Co., Ltd., Due October 9, 2022. [Member]
Long-term bank loans, current portion		$ 20,009
Effective interest rate		10.26%
Represents information pertaining to Secured long-term bank loans with Xiaoshan Rural Commercial Bank, Due July 17, 2025. [Member]
Long-term bank loans, non-current portion	$ 411,184	$ 421,733
Effective interest rate	6.16%	6.31%
Represents information pertaining to Secured short-term bank loans with Bank of Beijing (Yangzhou Branch), Due May 30, 2024. [Member]
Total short-term bank loans	$ 479,715	$ 0
Effective interest rate	4.00%